Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 0	$ 727
Total	$ 0	$ 727